FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED JANUARY 3, 2017 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND, GRANDEUR PEAK GLOBAL MICRO CAP FUND, GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND, GRANDEUR PEAK GLOBAL REACH FUND AND GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND, (EACH “A FUND,” AND TOGETHER, THE “FUNDS”) DATED AUGUST 31, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 31, 2016, the following changes are being made with respect to the Funds.

GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND SUMMARY SECTION
The section titled “Portfolio Managers” in the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers
Lead Managers: Blake Walker, since inception in 2013. Spencer Stewart, since inception in 2013.

Guardian Portfolio Managers: Zach Larkin, since 2016.

GRANDEUR PEAK GLOBAL MICRO CAP FUND SUMMARY SECTION
The section titled “Portfolio Managers” in the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers
Lead Portfolio Managers: Amy Hu Sunderland, since inception in 2015. Mark Madsen, since 2016.

Guardian Portfolio Manager: Robert Gardiner, since inception in 2015.

GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND SUMMARY SECTION
The section titled “Portfolio Managers” in the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers
Lead Managers: Robert Gardiner, since inception in 2011. Blake Walker, since inception in 2011.

Guardian Portfolio Manager: Amy Hu Sunderland, since 2014.

GRANDEUR PEAK GLOBAL REACH FUND SUMMARY SECTION
The section titled “Portfolio Managers” in the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers
Industry Portfolio Managers: Amy Hu Sunderland, since inception in 2013. Liping Cai, since 2015. Zach Larkin, since 2015. Stuart Rigby, since 2015. Brad Barth since 2016. Mark Madsen since 2016.

Guardian Portfolio Managers: Randy Pearce, since inception in 2013.

GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND SUMMARY SECTION
The section titled “Portfolio Managers” in the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers
Lead Managers: Blake Walker, since inception in 2011. Robert Gardiner, since inception in 2011.

Guardian Portfolio Manager: Amy Hu Sunderland, since 2016.

PROSPECTUS FOR ALL FUNDS – PORTFOLIO MANAGERS SECTION
In the section of the Funds’ prospectus titled “THE PORTFOLIO MANAGERS,” all references to titles held at Grandeur Peak are hereby deleted and replaced with the following, as applicable to the respective portfolio manager:

Robert Gardiner is the Chairman of Grandeur Peak Global Advisors.

Blake Walker is the Chief Executive Officer of Grandeur Peak Global Advisors.

Randy Pearce is the Chief Investment Officer of Grandeur Peak Global Advisors.

Robert Green is the Director of Research of Grandeur Peak Global Advisors.

STATEMENT OF ADDITIONAL INFORMATION
The following information under the heading/subheading “PORTFOLIO MANAGER/Ownership of Securities” of the Statement of Additional Information with respect to the Funds shall be deleted and replaced in its entirety with the following:

Ownership of Securities
The table below identifies ownership of Fund securities by each Portfolio Manager as of December 31, 2016.

	Robert Gardiner	Blake Walker	Amy Hu Sunderland	Randy Pearce	Spencer Stewart	Liping Cai	Zachary Larkin	Stuart Rigby	Brad Barth	Mark Madsen
Emerging Markets Income Fund	N/A	$100,001-500,000	N/A	N/A	$100,001-500,000	N/A	$100,001-500,000	N/A	N/A	N/A
Global Micro Cap Fund	$100,001-500,000	None	$100,001-500,000	N/A	N/A	N/A	N/A	N/A	N/A	$10,001-50,000
Global Opportunities Fund	Over $1,000,000	$100,001-500,000	$100,001-500,000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Reach Fund	N/A	N/A	$100,001-500,000	$100,001-500,000	N/A	$50,001-100,000	$100,001-500,000	$50,001-100,000	$10,001-50,000	$10,001-50,000
Global Stalwarts Fund	$500,001-1,000,000	$100,001-500,000	N/A	$100,001-500,000	N/A	N/A	N/A	N/A	N/A	N/A
International Opportunities Fund	Over $1,000,000	$100,001-500,000	$100,001-500,000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
International Stalwarts Fund	$100,001-500,000	$100,001-500,000	N/A	$50,001-100,000	N/A	N/A	N/A	N/A	N/A	N/A

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE